TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of corporate tax rates
	Year ended December 31,
	2021	2020	2019

Luxemburg	29%	29%	29%
Zurich, Switzerland	21%	21%	21%
Geneva, Switzerland	14%	14%	24%
United States	21%	21%	21%
Germany	16%	16%	16%

Schedule of deferred tax liabilities

	December 31,
	2021	2020

Deferred tax assets:

Net operating losses and other temporary differences	$34,146	$31,271
Lease provision	1,560	1,622
Other	186	199

Deferred tax assets	35,892	33,092

Deferred tax liabilities:

Land	(5,543)	(5,734)
Building	(9,837)	(10,373)
Other	(3,877)	(3,553)
Distributable proceeds	(583)	(809)

Deferred tax liabilities	(19,840)	(20,469)

Valuation allowance	(30,269)	(27,718)

Deferred tax liabilities, net	$(14,217)	$(15,095)

Schedule of reconciliation between theoretical tax expense and actual tax expense

	Year ended December 31,
	2021	2020	2019

Income before taxes as reported	$3,679	$13,657	$3,920

Theoretical tax benefit computed at the statutory rate 23%	846	3,141	902
Foreign tax rates differences	(576)	(1,150)	101
Tax adjustments in respect of currency translation	-	-	7
Adjustment of deferred tax balances following a decrease in statutory tax rates	-	(572)	-
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	280	842	465
Taxes for previous years	-	(23)	(40)
Other non-deductible expenses	181	(76)	37

Taxes on income	$731	$2,162	$1,472

Schedule of income before taxes on income
Domestic	$(2,296)	$594	$(179)
Foreign	5,975	13,063	4,099

	$3,679	$13,657	$3,920

Schedule of components of income tax expense
	Year ended December 31,
	2021	2020	2019

Current	$1,133	$2,184	$1,612
Deferred	(402)	(22)	(140)

	$731	$2,162	$1,472

Domestic	$(226)	$809	$-
Foreign	957	1,353	1,472

	$731	$2,162	$1,472